Leases - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Leases
Interest expense on lease liabilities	$ 22
Expense related to short-term leases	1
Expense related to leases of low-value assets	1
Expense related to variable lease payments	0
Income from subleasing	4
Cash outflow for leases	$ 208